COMPENSATION EXPENSE - Disclosure of compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Wages, salaries and benefits	$ 79,935	$ 82,345
Post-employment benefits	893	1,765
Share-based compensation expense	4,152	5,762
Compensation expense	$ 84,980	$ 89,872